Combined and Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]
Current assets:
Cash and cash equivalents	$ 3,442,259	$ 1,366,231	$ 1,802,469
Accounts receivables, net	216,536	113,395	149,602
Inventories, net	601,900	674,529	889,907
Deposit, prepayments and other receivables	883,227	689,562	909,738
Total current assets	5,146,822	3,780,589	4,987,732
Non-current assets:
Plant and equipment, net	220,603	225,565	297,587
Right-of-use assets, net	3,250,835	3,111,037	4,100,541
Total non-current assets	3,471,438	3,336,602	4,398,128
TOTAL ASSETS	8,618,260	7,117,191	9,385,860
Current liabilities:
Accounts payable	267,792	993,547	1,310,787
Customer deposits	696,538	846,937	1,117,364
Accrued liabilities and other payables	498,027	216,596	285,756
Lease liabilities	1,437,055	1,237,165	1,632,192
Total current liabilities	2,899,412	3,294,245	4,346,099
Long-term liabilities:
Other payables	98,875	94,810	125,083
Lease liabilities	2,176,061	2,129,237	2,809,102
Total long-term liabilities	2,274,936	2,224,047	2,934,185
TOTAL LIABILITIES	5,174,348	5,518,292	7,280,284
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0001 par value, 100,000,000 shares authorized, 13,250,000 and 14,687,500 shares issued and outstanding as of December 31, 2023* and 2024	1,469	1,325	1,747
Additional paid-in capital	32,250,867	28,696,900	38,798,253
Accumulated other comprehensive loss	(3,444,552)	(3,401,649)	(4,666,758)
Accumulated losses	(25,363,872)	(23,697,677)	(32,027,666)
Total shareholders’ equity	3,443,912	1,598,899	2,105,576	$ 1,332,932	$ 490,679
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,618,260	7,117,191	9,385,860
Related Party [Member]
Current assets:
Amount due from related parties	2,900	383,321	505,716
Former Shareholder [Member]
Current assets:
Amount due from related parties		$ 553,551	$ 730,300

[1]	The shares amounts are presented on a retroactive basis.